12. Commitments and Contingencies (Details)	Mar. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease due 2019	$ 438,000
Operating lease due 2020	245,000
Operating lease due 2021	7,000
Total minimum lease payments	$ 690,000